Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Total	FS DEVELOPMENT CORP. II	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital FS DEVELOPMENT CORP. II	Accumulated Deficit	Accumulated Deficit FS DEVELOPMENT CORP. II	Class A Common Stock FS DEVELOPMENT CORP. II	Class B Common Stock FS DEVELOPMENT CORP. II	Class B Common Stock Common Stock FS DEVELOPMENT CORP. II	Redeemable Convertible Preferred Stock Preferred Stock
Beginning Balance at Feb. 26, 2020
Beginning Balance (in Shares) at Feb. 26, 2020
Net loss		$ (3,665,000)					$ (3,665,000)
Ending Balance at Sep. 30, 2020		(3,665,000)	$ 23,968			$ 24,497	(3,665,000)	$ (1,032)		$ 503
Ending Balance (in Shares) at Sep. 30, 2020										5,031,250
Beginning Balance at Feb. 26, 2020
Beginning Balance (in Shares) at Feb. 26, 2020
Net loss		$ (13,006,000)					(13,006,000)
Net loss		(13,006,000)
Ending Balance at Dec. 31, 2020		(13,006,000)	23,968		$ 24,712	24,497	(13,006,000)	(1,032)		$ 503	$ 288
Ending Balance (in Shares) at Dec. 31, 2020										5,031,250	2,875,000
Beginning Balance at Aug. 20, 2020			25,000			24,497				$ 503
Beginning Balance (in Shares) at Aug. 20, 2020										5,031,250
Net loss			(1,032)					(1,032)
Net loss			(1,032)
Ending Balance at Sep. 30, 2020		(3,665,000)	23,968			24,497	(3,665,000)	(1,032)		$ 503
Ending Balance (in Shares) at Sep. 30, 2020										5,031,250
Beginning Balance at Aug. 20, 2020			25,000			24,497				$ 503
Beginning Balance (in Shares) at Aug. 20, 2020										5,031,250
Issuance of Series A convertible preferred stock and Class B common stock to Sponsor	[1]		25,000			24,712				$ 288
Issuance of Series A convertible preferred stock and Class B common stock to Sponsor (in Shares)	[1]									2,875,000
Net loss			(1,032)					(1,032)
Net loss			(1,032)
Ending Balance at Dec. 31, 2020		(13,006,000)	23,968		24,712	24,497	(13,006,000)	(1,032)		$ 503	$ 288
Ending Balance (in Shares) at Dec. 31, 2020										5,031,250	2,875,000
Sale of Private Placement Shares			6,025,000			6,024,940			$ 60
Sale of Private Placement Shares (in Shares)									602,500
Accretion of Class A common stock subject to possible redemption amount			(11,455,480)			(6,049,437)		(5,406,043)
Net loss			(168,193)					(168,193)
Ending Balance at Mar. 31, 2021			(5,574,705)					(5,575,268)	$ 60	$ 503
Ending Balance (in Shares) at Mar. 31, 2021									602,500	5,031,250
Beginning Balance at Dec. 31, 2020		(13,006,000)	23,968		24,712	24,497	(13,006,000)	(1,032)		$ 503	$ 288
Beginning Balance (in Shares) at Dec. 31, 2020										5,031,250	2,875,000
Ending Balance at Jun. 30, 2021			(7,740,617)					(7,741,180)	$ 60	$ 503
Ending Balance (in Shares) at Jun. 30, 2021									602,500	5,031,250
Beginning Balance at Dec. 31, 2020		$ (13,006,000)	23,968		24,712	$ 24,497	(13,006,000)	(1,032)		$ 503	$ 288
Beginning Balance (in Shares) at Dec. 31, 2020										5,031,250	2,875,000
Issuance of Series A convertible preferred stock and Class B common stock to Sponsor												$ 44,324,000
Issuance of Series A convertible preferred stock and Class B common stock to Sponsor (in Shares)												9,771,414
Conversion of SAFE agreements into shares of convertible preferred stock												$ 14,808,000
Conversion of SAFE agreements into shares of convertible preferred stock (in Shares)		14,808										4,151,942
Vesting of restricted common stock (in Shares)				2,379,715
Exercise of common stock options (in Shares)				1,000
Exercise of common stock options		$ 5,000			5,000
Stock-based compensation		650,000			650,000
Net loss		(24,171,000)	(3,552,022)				(24,171,000)
Ending Balance at Sep. 30, 2021		(36,522,000)	(8,958,534)		655,000		(37,177,000)	(8,959,097)	$ 60	$ 503		$ 59,132,000
Ending Balance (in Shares) at Sep. 30, 2021				2,380,715					602,500	5,031,250		13,923,356
Beginning Balance at Mar. 31, 2021			(5,574,705)					(5,575,268)	$ 60	$ 503
Beginning Balance (in Shares) at Mar. 31, 2021									602,500	5,031,250
Net loss			(2,165,912)					(2,165,912)
Ending Balance at Jun. 30, 2021			(7,740,617)					(7,741,180)	$ 60	$ 503
Ending Balance (in Shares) at Jun. 30, 2021									602,500	5,031,250
Net loss			(1,217,917)					(1,217,917)
Net loss			(1,217,917)
Ending Balance at Sep. 30, 2021		$ (36,522,000)	$ (8,958,534)		$ 655,000		$ (37,177,000)	$ (8,959,097)	$ 60	$ 503		$ 59,132,000
Ending Balance (in Shares) at Sep. 30, 2021				2,380,715					602,500	5,031,250		13,923,356

[1]	This number includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.